UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX REPORT

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06153
Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant's telephone number, including area code:	(701) 852-5292

Date of fiscal year end:	July 31, 2012
Date of reporting period:	July 1, 2011 through June 30, 2012

===========================Kansas Municipal Fund==========================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.

=======================Kansas Insured Intermediate Fund======================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.

============================Maine Municipal Fund===========================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.

==========================Nebraska Municipal Fund============================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.

=========================New Hampshire Municipal Fund========================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.

===========================Oklahoma Municipal Fund==========================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.

=============================END N-PX REPORT==============================

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

(Registrant)

By:	/s/ Shannon D. Radke
Shannon D. Radke
President, Integrity Managed Portfolios

Date: August 20, 2012